Earnings per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners		$ 257.2	$ 138.2	$ 144.4
Cash distributions declared and paid in the period per unit (in USD per share)	[1]	$ 1.7025	$ 1.6025	$ 1.2325
Subsequent event: Cash distributions declared and paid relating to the period per unit (in USD per share)	[2]	0.25	$ 0.5675	$ 0.445
Quarterly distribution of operating surplus (in US dollars per share)		$ 0.3875
First target distribution
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution		100.00%
Additional quarterly distribution per unit		$ 0.4456
Second target distribution
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in US dollars per share)		$ 0.4844
Percentage of unit holders receiving additional distribution		85.00%
Percentage of unit holders receiving incentive distribution		15.00%
Third Target Distribution
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in US dollars per share)		$ 0.5813
Percentage of unit holders receiving additional distribution		75.00%
Percentage of unit holders receiving incentive distribution		25.00%
Target Distributions Thereafter
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution		50.00%
Percentage of unit holders receiving incentive distribution		50.00%
Common Units
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners		$ 184.1	$ 109.2	$ 56.4
Weighted average units outstanding (basic and diluted) (in shares)		75,278	62,374	26,266
Earnings per unit (basic and diluted) ( (in USD per share)		$ 2.45	$ 1.75	$ 2.15
Subordinated Units
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners		$ 40.5	$ 29.0	$ 30.2
Weighted average units outstanding (basic and diluted) (in shares)		16,543	16,543	16,543
Earnings per unit (basic and diluted) ( (in USD per share)		$ 2.45	$ 1.75	$ 1.83
Seadrill Member
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	[3]	$ 32.6	$ 0.0	$ 57.8
Incentive distribution, distribution				$ 0.5

[1]	Refers to the cash distributions relating to the period declared and paid during the year.
[2]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.
[3]	Pre-acquisition net income from entities acquired from Seadrill in common control transactions during 2013 (See Note 3), has been allocated to the Seadrill member interest. The Seadrill member interest, and its rights to the incentive distribution rights, is owned by the predecessor owner of acquired entities, Seadrill Limited. Included within the amount allocated to the Seadrill member interest in 2013 is $0.5 million allocated to the incentive distribution rights.